Financial instruments and risk management - Movements in level 3 instruments measured on a recurring basis (Detail) - Level 3 - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of fair value measurement of liabilities [line items]
At 1 July	£ (352)
At 30 June	(401)	£ (352)
Put option
Disclosure of fair value measurement of liabilities [line items]
At 1 July	(164)	(183)
Net losses included in the income statement	(8)	0
Net (losses)/gains included in exchange in other comprehensive income	(8)	3
Net (losses)/gains included in retained earnings	(3)	7
Additions	0	0
Settlement of liabilities	9	9
At 30 June	(174)	(164)
Contingent consideration recognised on acquisition of businesses
Disclosure of fair value measurement of liabilities [line items]
At 1 July	(188)	0
Net losses included in the income statement	(25)	(7)
Net (losses)/gains included in exchange in other comprehensive income	(8)	3
Net (losses)/gains included in retained earnings	0	0
Additions	(15)	(184)
Settlement of liabilities	9	0
At 30 June	£ (227)	£ (188)